Schedule of Investments (unaudited)	iShares® Emerging Markets Infrastructure ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 17.9%
CCR SA	106,654	$222,081
Centrais Eletricas Brasileiras SA, ADR	76,057	489,046
Cia. de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	25,144	338,187
Cia. Paranaense de Energia - Copel, ADR	19,192	128,394
Ultrapar Participacoes SA, ADR	92,079	360,029
		1,537,737
China — 38.0%
Beijing Capital International Airport Co. Ltd., Class H(a)	186,000	61,421
CGN Power Co. Ltd., Class H(b)	780,000	342,918
China Gas Holdings Ltd.	216,600	194,067
China Longyuan Power Group Corp. Ltd., Class H	246,000	220,832
China Merchants Port Holdings Co. Ltd.	140,000	208,029
China Oilfield Services Ltd., Class H	230,000	220,528
China Resources Gas Group Ltd.	66,400	232,465
China Resources Power Holdings Co. Ltd.	130,000	398,302
China Suntien Green Energy Corp. Ltd., Class H	233,000	105,605
COSCO Shipping Energy Transportation Co. Ltd., Class H	164,000	212,749
COSCO Shipping Ports Ltd.	162,000	111,662
Huaneng Power International Inc., Class H(a)	300,000	221,711
Jiangsu Expressway Co. Ltd., Class H	132,000	140,810
Kunlun Energy Co. Ltd.	292,000	302,124
Shenzhen International Holdings Ltd.	144,499	115,280
Yuexiu Transport Infrastructure Ltd.	100,000	51,983
Zhejiang Expressway Co. Ltd., Class H	174,000	117,099
		3,257,585
Mexico — 17.5%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	3,712	251,117
Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,220	657,349
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,970	590,054
		1,498,520
Qatar — 5.2%
Qatar Gas Transport Co. Ltd.	345,159	445,724

South Korea — 3.1%
Korea Electric Power Corp., ADR(a)(c)	37,785	267,896

Thailand — 8.4%
Airports of Thailand PCL, NVDR(c)	461,700	725,420

United Arab Emirates — 2.9%
ADNOC Drilling Co. PJSC	223,642	249,641

Total Common Stocks — 93.0%
(Cost: $8,172,546)		7,982,523
Security	Shares	Value

Preferred Stocks

Brazil — 2.9%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	140,168	$246,696

Russia — 0.0%
Transneft PJSC, Preference Shares, NVS(d)	64,000	—

Total Preferred Stocks — 2.9%
(Cost: $1,674,764)		246,696

Total Long-Term Investments — 95.9%
(Cost: $9,847,310)		8,229,219

Short-Term Securities

Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(e)(f)(g)	707,819	708,031
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	10,000	10,000

Total Short-Term Securities — 8.4%
(Cost: $718,031)		718,031

Total Investments — 104.3%
(Cost: $10,565,341)		8,947,250

Liabilities in Excess of Other Assets — (4.3)%		(368,601)

Net Assets — 100.0%		$8,578,649

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Infrastructure ETF
June 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,658,194	$—	$(950,114	)(a)	$(282)	$233	$708,031	707,819	$3,963	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—	(20,000	)(a)	—	—	10,000	10,000	367		—
					$(282)	$233	$718,031		$4,330		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets Index	6	09/20/24	$326	$1,238

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,669,074	$4,313,449	$—	$7,982,523
Preferred Stocks	246,696	—	—	246,696

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Infrastructure ETF
June 30, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$718,031	$—	$—	$718,031
	$4,633,801	$4,313,449	$—	$8,947,250
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,238	$—	$—	$1,238

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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